DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Jan. 15, 2024	Oct. 16, 2023	Jul. 17, 2023	Apr. 17, 2023	Jan. 15, 2023	Oct. 17, 2022	Jul. 15, 2022	Apr. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Dividends [Line Items]
Common shares issued (in shares)									273,385,554	273,464,780	272,993,974	272,803,985	272,598,588	273,760,820	273,653,385	273,584,673
Dividend amount per share (in dollars per share)		$ 0.058	$ 0.058	$ 0.058	$ 0.058	$ 0.058	$ 0.058	$ 0.058
Total dividend amount		$ 15,834	$ 15,823	$ 15,811	$ 15,861	$ 15,878	$ 15,872	$ 15,868	$ 63,324	$ 63,479
Dividend reinvestment plan ("DRIP")		$ 1,125	$ 1,142	$ 1,131	$ 1,042	$ 472	$ 967	$ 984	$ 4,678	$ 3,465
Dividend reinvestment plan, percentage issuance discount (up to)									5.00%
Shares issued under DRIP (in shares)									554,906	323,048
Shares issued under DRIP, equity impact									$ 4,440	$ 3,995
Payment of Dividend
Dividends [Line Items]
Dividend amount per share (in dollars per share)	$ 0.058
Total dividend amount	$ 15,856
Dividend reinvestment plan ("DRIP")	$ 1,280